INVENTORY (Schedule of Components of Inventory) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
Inventory [Abstract]
Raw materials	$ 2,307		$ 2,725	$ 2,931
Work-in-progress	1,877		2,144	1,619
Finished goods	1,748		1,304	1,380
Total Inventories	$ 5,932	[1]	$ 6,173	$ 5,930	[2]

[1]	Unaudited
[2]	Restated